ANNUAL REPORT

PAINEWEBBER SMALL CAP FUND

PERFORMANCE AT A GLANCE
================================================================================


      Comparison of the change of a $10,000 investment in PaineWebber Small Cap Fund (A, B, C), the S&P 600 Index and the Russell 2000 Index, from February 1, 1993 through July 31, 1999


The graph depicts the performance of PaineWebber Small Cap Fund (A, B, C) versus the S&P 600 Index and the Russell 2000 Index. It is important to note PaineWebber Small Cap Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


[The following table represents a chart in the printed material]

                                                  Russell      S & P 600
           Class A       Class B      Class C    2000 Index      Index
Jan-93       10000        10000        10000        10000        10000
Feb-93       9589         10040        10040        9769         9715
Mar-93       9685         10130        10130        10086        10086
Apr-93       9570         10010        10010        9809         9719
May-93       9723         10150        10150        10243        10241
Jun-93       9761         10180        10180        10306        10305
Jul-93       9771         10190        10190        10448        10412
Aug-93       9981         10400        10400        10900        10961
Sep-93       9981         10400        10400        11207        11359
Oct-93       10076        10490        10490        11495        11577
Nov-93       9981         10380        10380        11117        11163
Dec-93       10284        10691        10697        11497        11567
Jan-94       10275        10681        10677        11858        11840
Feb-94       10323        10722        10727        11816        11806
Mar-94       10062        10450        10445        11192        10958
Apr-94       9946         10319        10324        11258        11122
May-94       9916         10278        10273        11132        10902
Jun-94       9839         10198        10193        10753        10498
Jul-94       9946         10298        10304        10930        10629
Aug-94       10333        10681        10687        11538        11353
Sep-94       10188        10530        10535        11500        11294
Oct-94       10190        10523        10528        11455        11181
Nov-94       9948         10270        10265        10993        10754
Dec-94       10161        10482        10487        11288        11014
Jan-95       10192        10513        10508        11146        10858
Feb-95       10518        10842        10838        11610        11306
Mar-95       10579        10895        10891        11809        11534
Apr-95       10834        11150        11156        12072        11791
May-95       10946        11256        11251        12279        11977
Jun-95       11262        11585        11581        12917        12633
Jul-95       11517        11829        11825        13660        13599
Aug-95       11649        11956        11952        13943        13894
Sep-95       11863        12179        12175        14193        14249
Oct-95       11364        11649        11644        13558        13546
Nov-95       11670        11956        11952        14128        14081
Dec-95       11869        12153        12149        14501        14314
Jan-96       11770        12050        12046        14485        14344
Feb-96       12045        12324        12321        14937        14814
Mar-96       12199        12473        12469        15242        15131
Apr-96       12682        12954        12950        16057        16000
May-96       13220        13492        13488        16690        16568
Jun-96       12967        13229        13225        16004        15918
Jul-96       12056        12290        12286        14607        14823
Aug-96       12599        12832        12828        15455        15739
Sep-96       13130        13374        13370        16059        16430
Oct-96       12918        13152        13149        15812        16317
Nov-96       13496        13719        13716        16464        17164
Dec-96       13940        14158        14155        16895        17364
Jan-97       14209        14426        14424        17233        17653
Feb-97       13952        14158        14155        16816        17287
Mar-97       13280        13468        13465        16022        16400
Apr-97       13096        13276        13273        16067        16602
May-97       14515        14707        14692        17854        18553
Jun-97       15505        15691        15690        18620        19373
Jul-97       16410        16611        16597        19485        20592
Aug-97       16973        17161        17147        19932        21110
Sep-97       18844        19039        19027        21391        22506
Oct-97       18098        18285        18273        20452        21534
Nov-97       17780        17940        17927        20319        21376
Dec-97       17756        17902        17902        20674        21808
Jan-98       17369        17511        17496        20348        21383
Feb-98       18984        19119        19120        21851        23331
Mar-98       19851        19986        19974        22751        24222
Apr-98       20104        20224        20212        22877        24365
May-98       18970        19063        19050        21644        23074
Jun-98       19197        19287        19274        21689        23138
Jul-98       17796        17874        17860        19932        21371
Aug-98       13674        13720        13717        16061        17246
Sep-98       14074        14098        14095        17319        18301
Oct-98       14781        14811        14795        18026        19151
Nov-98       15902        15930        15915        18970        20229
Dec-98       16558        16561        16562        20144        21519
Jan-99       16160        16156        16157        20412        21250
Feb-99       14682        14662        14661        18759        19336
Mar-99       13708        13689        13695        19052        19585
Apr-99       14609        14588        14568        20759        20880
May-99       15347        15326        15300        21062        21387
Jun-99       15805        15783        15736        22014        22604
Jul-99       16204        16181        16141        21410        22405



Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 7/31/99
                                               1 Year     5 Years   Inception(0)
                                CLASS A*       -8.95       10.26        8.47
    Before Deducting            CLASS B**      -9.79        9.46        7.69
Maximum Sales Charge            CLASS C+       -9.63        9.39        7.65
                                CLASS Y++      -8.73         N/A       10.56

     After Deducting            CLASS A*      -13.05        9.25        7.71
Maximum Sales Charge            CLASS B**     -13.84        9.18        7.69
                                CLASS C+      -10.44        9.39        7.65



The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(0) Inception: since commencement of issuance on February 1, 1993 for Class A, Class B and Class C shares and on July 26, 1996 for Class Y shares.

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

 + Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the Painewebber 401(k) Plus Plan (formerly known as PaineWebber Savings Investment Plan). Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

ANNUAL REPORT


      PAINEWEBBER
      SMALL CAP FUND


      FUND PROFILE
      as of July 31, 1999

      INVESTMENT GOAL:
      long-term capital appreciation
      through small-cap investing

      PORTFOLIO MANAGER:
      Donald R. Jones, Mitchell
      Hutchins Asset Management Inc.

      COMMENCEMENT:
      February 1, 1993

      DIVIDEND PAYMENTS:
      annually, if any

      TOTAL NET ASSETS:
      $89.0 million

      STOCKS: 99.2%*

      CASH EQUIVALENTS: 0.8%*

                                                              September 15, 1999

Dear Shareholder,

   We are pleased to present you with the annual report for the PaineWebber Small Cap Fund (the "Fund") for the fiscal year ended July 31, 1999.


MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

   The S&P 500 Index advanced an impressive 20.20% for the fiscal year ended July 31, 1999, notwithstanding a year marked by considerable market volatility. In August 1998, Russia devalued the ruble and effectively defaulted on its Soviet-era debt, and investors scurried for the exits. Financial markets around the globe contracted as investors sought the safety of U.S. Treasury securities. Highly leveraged hedge funds were forced to sell assets at depressed prices to cover losses. In an attempt to forestall the spreading crisis, the Federal Reserve cut interest rates in September, October and November, from 5.50% to 4.75%. The cuts reassured investors, and the markets began to rally towards the end of 1998.

   January 1999 saw renewed volatility, however, as U.S. interest rates began to rise and Brazil was forced to devalue its currency. As conditions began to stabilize in the spring, investor interest broadened beyond the small group of stocks that led performance over the past two years. We attribute this broadening to the improving global economic outlook, particularly in the regions of Asia and Latin America, which eased concerns about market liquidity. On the other hand, economic recovery raised the prospect of renewed inflation pressure, which led the Federal Reserve to raise interest rates in June and August. Against this backdrop, small-cap stocks, as measured by the S&P 600 Index, managed a gain of 4.85% for the 12 months ended July 31, 1999.


* Weightings represent percentages of portfolio assets as of July 31, 1999. The Fund is actively managed and its composition will vary over time.

                                                                   ANNUAL REPORT

PORTFOLIO REVIEW
================================================================================

[GRAPHIC OMITTED]

Small capitalization stocks underperformed large caps for the fiscal year, and the market lag hurt the Fund. Conditions within the small cap stock market mirrored those in the broad market: bigger was better and growth outperformed value. Thus, the Fund's investment discipline--which focuses on smaller, value-oriented stocks--hurt performance relative to the Fund's small-cap peers.

   Under such conditions, the Fund's focus on the smallest companies had become a disadvantage. The Fund's average market capitalization had previously ranged from 60-65% of the average market cap of its benchmark, the S&P 600 Index (the "Index"). The Fund's maximum market cap for individual stocks was $1.0 billion. As of May 1, 1999, we adjusted the Fund's investment process to allow it to purchase companies with a maximum market cap of up to $1.5 billion. The Fund's average market cap increased to 91% of the Index as of July 31, 1999 (see portfolio characteristics table below).

PAINEWEBBER SMALL CAP FUND
Portfolio Characteristics vs. S&P 600 Index        Fund              Index
--------------------------------------------------------------------------------
Approximate No. of Securities                       110              600
Average Market Cap. ($MM)                           533              583
Price/Earnings Ratio (next fiscal year EPS)        14.4x            15.6x
Price/Book Ratio                                    3.6x             3.0x
Dividend Yield                                      0.2%             0.9%
Long-Term Projected EPS Growth1                    22.2%            17.8%
Beta (historical, rel. to S&P 500)                 1.10             1.03

   As we adjusted the Fund to a higher market cap we also began to reduce the number of holdings. At the start of 1999 the Fund held around 150 stocks; by July 31, 1999 we had cut holdings down to about 110 stocks.

   During latter half of the year we increased the Fund's weighting in technology stocks, from 25.9% at the start to 31.1% at the end. Among the wireless communications companies we added DSP Communications, Inc. (1.1%) and Alpha Industries, Inc. (0.65%), makers of semiconductor chips for cellular phones.2 Shares of software developer Oshap Technologies Ltd.--a Fund holding as of January 31, 1999--benefited as Oshap was acquired by Sun Guard Data Systems (2.9%).



1 Sources: I/B/E/S and Mitchell Hutchins. I/B/E/S determines the mean values of brokerage analysts' earnings-per-share estimates and projected three- to five-year earnings-per-share growth rates. The investment advisor calculates the Fund's projected earnings per share growth by taking the simple average of the I/B/E/S means for the Fund's holdings.
2 Weightings represent percentages of portfolio assets as of July 31, 1999. The Fund is actively managed and its composition will vary over time.

ANNUAL REPORT

PAINEWEBBER SMALL CAP FUND
Top Five Sectors                                  Fund %            Fund %
                                               as of 7/31/99     as of 1/31/99
--------------------------------------------------------------------------------
Consumer Cyclical                                  31.7             32.1
Technology                                         31.1             25.9
Healthcare                                          8.6              9.7
Financial Services                                  8.1              8.4
Capital Goods                                       6.7              8.6
--------------------------------------------------------------------------------
Total                                              86.2             84.7

   The Fund's weighting in consumer cyclical companies remained about the same over the period. We reduced exposure to financial services to about half the weighting of the S&P 600 Index. The Fund's weightings in healthcare and capital goods declined as we sold specific stocks for fundamental reasons--our views of these sectors did not change.



OUTLOOK
================================================================================

[GRAPHIC OMITTED]

   We expect second-half 1999 economic growth (real gross domestic product) to slow to 2.5-3.0% from about 4% in the first half, inflation to remain modest between 2.0-2.5% and corporate earnings to grow about 9-10%. We remain optimistic that more stocks in the U.S. market will benefit from investors' willingness to look beyond the top 20 large caps.

PAINEWEBBER SMALL CAP FUND
Top Ten Stocks                                  Portfolio %       Portfolio %
                                               as of 7/31/99     as of 1/31/99
--------------------------------------------------------------------------------
First Cash Financial Services, Inc.                 4.0              3.0
Quadramed Corp.                                     3.5              2.3
Wackenhut Corp., Class B                            3.4              2.6
Piercing Pagoda, Inc.                               3.0              1.8
Sun Guard Data Systems3                             2.9              N/A
J. Jill Group, Inc.                                 2.7              N/A
DSP Group, Inc.                                     2.5              0.7
Cornell Corrections, Inc.                           2.3              2.4
Fresh America Corp.                                 2.2              3.1
Orbotech Ltd.                                       2.1              2.1
--------------------------------------------------------------------------------


3 New position resulting from Sun Guard Data Systems' acquisition of Oshap Technologies Ltd.

                                                                   ANNUAL REPORT

   We believe the Fund could benefit from its positions in technology and consumer cyclical stocks. Small cap stocks still seem undervalued and present opportunity to investors looking to diversify away from expensive, large-cap stocks. More investors seem to be interested in small caps now, including corporate insiders and companies stepping up share buyback programs. We think the low valuations of these companies will spur greater interest in mergers and acquisitions among them, which would benefit the small cap market in general.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a QUARTERLY REVIEW on PaineWebber Small Cap Fund or another fund in the PaineWebber Family of Funds,4 please contact your Financial Advisor.

   Sincerely,







/s/MARGO N. ALEXANDER                       /s/MARK A. TINCHER
---------------------                       ------------------
MARGO N. ALEXANDER                          MARK A. TINCHER
Chairman and Chief Executive Officer        Managing Director and Chief Investment Officer -
Mitchell Hutchins Asset Management Inc.     Equity Investments,
                                            Mitchell Hutchins Asset Management Inc.



/s/BRIAN M. STORMS                          /s/DONALD R. JONES
------------------                          ------------------
BRIAN M. STORMS                             DONALD R. JONES
President and Chief Operating Officer       Portfolio Manager
Mitchell Hutchins Asset Management Inc.     PaineWebber Small Cap Fund
                                            Mitchell Hutchins Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended July 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



4 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER SMALL CAP FUND





PERFORMANCE RESULTS (unaudited)
                                           NET ASSET VALUE                              TOTAL RETURN1
                            --------------------------------------------     -----------------------------------
                                                                                12 MONTHS           6 MONTHS
                              07/31/99        01/31/99        07/31/98       ENDED 07/31/99      ENDED 07/31/99
----------------------------------------------------------------------------------------------------------------------------
Class A Shares                 $10.97          $10.94          $13.34           (8.95)%                0.27%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares                  10.36           10.38           12.78           (9.79)                (0.19)
----------------------------------------------------------------------------------------------------------------------------
Class C Shares                  10.36           10.37           12.76           (9.63)                (0.10)
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                              ------------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.62           $0.0168         $0.1281                7.68%
----------------------------------------------------------------------------------------------------------------------------
1994                            10.62            9.97            0.5208           --                  (1.20)
----------------------------------------------------------------------------------------------------------------------------
1995                             9.97           10.81            0.8306           --                  16.81
----------------------------------------------------------------------------------------------------------------------------
1996                            10.81           11.40            1.1566           --                  17.45
----------------------------------------------------------------------------------------------------------------------------
1997                            11.40           13.31            1.1735           --                  27.38
----------------------------------------------------------------------------------------------------------------------------
1998                            13.31           11.21            1.1141           --                  (6.75)
----------------------------------------------------------------------------------------------------------------------------
01/01/99-07/31/99               11.21           10.97              --             --                  (2.14)
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals:  $4.8124         $0.1281
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 07/31/99:   69.65%
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                   NET ASSET VALUE
                              ------------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.61           $0.0168         $0.0631                6.91%
----------------------------------------------------------------------------------------------------------------------------
1994                            10.61            9.88            0.5208            --                 (1.96)
----------------------------------------------------------------------------------------------------------------------------
1995                             9.88           10.62            0.8306            --                 15.90
--------------------------------------------------------------------------------------------------------------------------
1996                            10.62           11.08            1.1566            --                 16.50
----------------------------------------------------------------------------------------------------------------------------
1997                            11.08           12.80            1.1735            --                 26.45
----------------------------------------------------------------------------------------------------------------------------
1998                            12.80           10.64            1.1141            --                 (7.49)
----------------------------------------------------------------------------------------------------------------------------
01/01/99-07/31/99               10.64           10.36              --              --                 (2.63)
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals:  $4.8124         $0.0631
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 07/31/99:   61.81%
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES
                                   NET ASSET VALUE
                              ------------------------
                                                            CAPITAL GAINS       DIVIDENDS             TOTAL
PERIOD COVERED                BEGINNING        ENDING        DISTRIBUTED          PAID               RETURN1
----------------------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93              $10.00          $10.61           $0.0168         $0.0682                6.97%
----------------------------------------------------------------------------------------------------------------------------
1994                            10.61            9.88            0.5208           --                  (1.96)
----------------------------------------------------------------------------------------------------------------------------
1995                             9.88           10.61            0.8306           --                  15.84
----------------------------------------------------------------------------------------------------------------------------
1996                            10.61           11.07            1.1566           --                  16.52
----------------------------------------------------------------------------------------------------------------------------
1997                            11.07           12.79            1.1735           --                  26.47
----------------------------------------------------------------------------------------------------------------------------
1998                            12.79           10.63            1.1141           --                  (7.49)
----------------------------------------------------------------------------------------------------------------------------
01/01/99-07/31/99               10.63           10.36              --             --                  (2.54)
----------------------------------------------------------------------------------------------------------------------------
                                                       Totals:  $4.8124         $0.0682
----------------------------------------------------------------------------------------------------------------------------
                                                            CUMULATIVE TOTAL RETURN AS OF 07/31/99:   61.41%
----------------------------------------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended July 31, 1999 and since inception, July 26, 1996 through July 31, 1999, Class Y shares had a total return of (8.73)% and 35.36%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER SMALL CAP FUND


PORTFOLIO OF INVESTMENTS                                           JULY 31, 1999





  NUMBER OF
   SHARES                                                               VALUE
  --------                                                            --------


COMMON STOCKS--98.87%

AGRICULTURE, FOOD & BEVERAGE--2.56%
   532,000       Creative Bakeries, Inc.* .....................       $  332,500
   143,500       Fresh America Corp.* .........................        1,946,219
                                                                      ----------
                                                                       2,278,719
                                                                      ----------

APPAREL, RETAIL--2.04%
     9,750       Pacific Sunwear of California, Inc.* .........          243,750
   254,700       Paul Harris Stores, Inc.* ....................        1,575,956
                                                                      ----------
                                                                       1,819,706
                                                                      ----------

COMPUTER-BUSINESS SERVICES--0.63%
    30,000       SMART Modular Technologies, Inc.* ............          558,750
                                                                      ----------

COMPUTER HARDWARE--0.34%
    21,200       Computer Network Technology* .................          306,075
                                                                      ----------

COMPUTER SOFTWARE--6.25%
    18,500       AVT Corp.* ...................................          572,344
    12,000       Clarify, Inc.* ...............................          395,250
    15,000       Pinnacle Systems, Inc.* ......................          436,875
   300,417       Quadramed Corp.*(1) ..........................        3,116,826
    54,926       Tecnomatix Technologies Ltd.*(1) .............        1,043,594
                                                                      ----------
                                                                       5,564,889
                                                                      ----------

CONSTRUCTION--0.79%
    17,100       Elcor Corp. ..................................          703,238
                                                                      ----------

DIVERSIFIED RETAIL--1.72%
    40,000       Shopko Stores, Inc.* .........................        1,532,500
                                                                      ----------

DRUGS & MEDICINE--0.68%
    21,600       Amerisource Health Corp., Class A* ...........          604,800
                                                                      ----------

ELECTRICAL EQUIPMENT--8.09%
    60,089       Brown & Sharpe Manufacturing Co.* ............          225,334
     4,200       CTS Corp. ....................................          344,925
    50,000       DII Group, Inc.* .............................        1,853,125
    41,800       DSP Communications, Inc.* ....................          979,687
    35,000       Orbotech Ltd.* ...............................        1,863,750
     3,500       Plantronics, Inc.* ...........................          247,625
    17,900       Polycom, Inc.* ...............................          599,650
    54,000       Thermo Ecotek Corp.* .........................          482,625
    18,800       Xircom, Inc.* ................................          600,425
                                                                      ----------
                                                                       7,197,146
                                                                      ----------

ELECTRICAL POWER--3.47%
    29,150       AFC Cable Systems, Inc.* .....................        1,109,522
    16,100       Calpine Corp.* ...............................        1,210,519
    26,800       Hughes Supply, Inc. ..........................          763,800
                                                                      ----------
                                                                       3,083,841
                                                                      ----------
ELECTRONIC COMPONENTS--2.51%
    56,300       DSP Group, Inc.* .............................        2,234,406
                                                                      ----------

ENTERTAINMENT--0.71%
    35,800       Funco, Inc.* .................................          635,450
                                                                      ----------

ENVIRONMENTAL SERVICES--2.50%
   117,150       Stericycle, Inc.* ............................        1,691,353
   143,000       Thermatrix, Inc.* ............................          536,250
                                                                      ----------
                                                                       2,227,603
                                                                      ----------

FINANCIAL SERVICES--5.68%
    24,000       Americredit Corp.* ...........................          361,500
   279,200       First Cash Financial Services, Inc.* .........        3,524,900
     3,968       Imperial Credit Industries, Inc.* ............           25,544
    50,600       Litchfield Financial Corp. ...................          967,725
     4,500       Metris Co., Inc. .............................          176,906
                                                                      ----------
                                                                       5,056,575
                                                                      ----------

FOOD RETAIL--0.38%
    12,600       Performance Food Group Co.* ..................          338,625
                                                                      ----------

FOREST PRODUCTS, PAPER--1.79%
    28,000       Daisytek International Corp.* ................          402,500
    48,000       Greif Brothers Corp., Class A ................        1,188,000
                                                                      ----------
                                                                       1,590,500
                                                                      ----------

FREIGHT, AIR, SEA & LAND--1.33%
   120,000       Smithway Motor Xpress Corp.,
                 Class A* .....................................        1,185,000
                                                                      ----------

HOUSEHOLD PRODUCTS--1.95%
    52,500       Watsco, Inc. .................................          764,531
    18,000       Zomax Optical Media, Inc.* ...................          969,750
                                                                      ----------
                                                                       1,734,281
                                                                      ----------

HUMAN RESOURCES--0.33%
    11,500       AHL Services, Inc.* ..........................          293,250
                                                                      ----------

INDUSTRIAL PARTS--1.28%
   106,369       Powell Industries, Inc.* .....................          930,729
     7,000       Veeco Industries, Inc.* ......................          204,312
                                                                      ----------
                                                                       1,135,041
                                                                      ----------

INDUSTRIAL SERVICES/SUPPLIES--5.99%
   138,700       Cornell Corrections, Inc. * ..................        2,045,825
    31,700       Correctional Services Corp.* .................          251,619
   138,882       Wackenhut Corp., Class B .....................        3,029,363
                                                                      ----------
                                                                       5,326,807
                                                                      ----------

  NUMBER OF
   SHARES                                                               VALUE
  --------                                                            --------


COMMON STOCKS--(CONTINUED)

INFORMATION & COMPUTER SERVICES--10.53%
      12,000      Barra, Inc.* ................................     $    284,250
      99,067      Caere Corp.* ................................          990,670
      10,200      Complete Business Solutions, Inc.* ..........          193,800
      42,700      Cotelligent, Inc.* ..........................          250,862
       4,100      Factset Research Systems, Inc. ..............          204,488
      46,700      4Front Software International, Inc.* ........          490,350
      70,000      Health Management Systems, Inc.* ............          420,000
      11,250      Kronos, Inc.* ...............................          544,219
      75,000      Lanvision Systems, Inc.* ....................           75,000
      32,100      Maximus, Inc.* ..............................        1,135,537
      75,900      Pomeroy Computer Resources* .................        1,095,806
      15,000      Right Management Consultants, Inc.* .........          214,688
      88,461      Sun Guard Data Systems* .....................        2,532,199
      34,700      Superior Consultant, Inc.* ..................          936,900
                                                                    ------------
                                                                       9,368,769
                                                                    ------------

LEISURE--0.65%
      15,000      Activision, Inc.* ...........................          205,313
      19,800      Meade Instruments Corp.* ....................          368,775
                                                                    ------------
                                                                         574,088
                                                                    ------------

MANUFACTURING-HIGH TECHNOLOGY--0.82%
      13,900      Gilat Satellite Networks Ltd.* ..............          733,225
                                                                    ------------

MEDICAL PRODUCTS--5.89%
      84,000      American Science & Engineering, Inc.* .......          666,750
       5,700      Biomatrix, Inc.*(1) .........................          116,850
     120,800      Chronimed, Inc.*(1) .........................        1,079,650
      22,950      ICU Medical, Inc.* ..........................          421,706
      21,800      Pharmaceutical Product
                   Development, Inc.*(1) ......................          570,888
      74,300      Polymedica Corp.* ...........................        1,235,237
       5,500      Techne Corp.* ...............................          165,000
      59,000      Theragenics Corp.* ..........................          634,250
      25,000      Young Innovations, Inc.* ....................          350,000
                                                                    ------------
                                                                       5,240,331
                                                                    ------------

MEDICAL PROVIDERS--4.69%
     238,700      Counsel Corp.* ..............................        1,014,475
      52,562      Curative Health Services, Inc.* .............          308,802
      91,500      Hooper Holmes, Inc. .........................        1,807,125
      73,600      Physicians Specialty Corp.* .................          703,800
      15,000      Renal Care Group Inc.* ......................          336,562
                                                                    ------------
                                                                       4,170,764
                                                                    ------------

MINING & METALS--0.93%
      23,400      Texas Industries, Inc. ......................          824,850
                                                                    ------------
MOTOR VEHICLES--1.05%
       4,800      Borg Warner Automotive, Inc. ................          243,900
      40,000      Keystone Automotive Industries, Inc.* .......          687,500
                                                                    ------------
                                                                         931,400
                                                                    ------------

OIL REFINING--0.83%
     164,100      Kaneb Services, Inc.* .......................          738,450
                                                                    ------------

OTHER INSURANCE--1.23%
      23,500      Medical Assurance, Inc.* ....................          705,000
       3,579      Philadelphia Consolidated
                   Holding Corp.* .............................           76,949
      14,200      Stewart Information Services Corp. ..........          315,062
                                                                    ------------
                                                                       1,097,011
                                                                    ------------

RAILROADS--0.26%
      13,100      Motivepower Industries, Inc.* ...............          231,706
                                                                    ------------

REAL PROPERTY--2.68%
      54,500      Cameron Ashley Building
                   Products, Inc.* ............................          671,031
     137,775      Nobility Homes, Inc.* .......................        1,162,477
       4,000      NVR, Inc.* ..................................          225,000
      17,000      Schottenstein Homes, Inc. ...................          323,000
                                                                    ------------
                                                                       2,381,508
                                                                    ------------

RESTAURANTS--0.90%
      14,200      Applebees International, Inc. ...............          449,075
      26,850      NPC International, Inc.* ....................          355,763
                                                                    ------------
                                                                         804,838
                                                                    ------------

SECURITIES & ASSET MANAGEMENT--1.15%
       4,000      National Discount Brokers Group* ............          152,750
      40,700      Raymond James Financial, Inc. ...............          872,506
                                                                    ------------
                                                                       1,025,256
                                                                    ------------

SEMICONDUCTOR--0.64%
      11,233      Alpha Industries, Inc.* .....................          572,883
                                                                    ------------

SPECIALTY RETAIL--14.03%
     243,500      Florsheim Group, Inc.*(1) ...................        1,339,250
      15,900      Insight Enterprises, Inc.* ..................          461,100
      61,600      Intertan, Inc.* .............................        1,212,750
     120,243      J. Jill Group, Inc.* ........................        2,374,800
      14,800      K-Swiss, Inc., Class A ......................          480,075
      30,000      Movado Group, Inc. ..........................          727,500
     100,100      Musicland Stores, Inc.*(1) ..................        1,051,050
     157,800      Piercing Pagoda, Inc.* ......................        2,643,150
      71,200      Trans World Entertainment Corp.*(1) .........          885,550
      78,600      West Coast Entertainment Corp.* .............           41,756

PAINEWEBBER SMALL CAP FUND


  NUMBER OF
   SHARES                                                               VALUE
  --------                                                            --------

COMMON STOCKS--(CONCLUDED)

SPECIALTY RETAIL--(CONCLUDED)
      41,100      Whitehall Jewellers, Inc.* ..................     $  1,006,950
       6,600      Zale Corp.* .................................          264,000
                                                                    ------------
                                                                      12,487,931
                                                                    ------------

WATER--1.39%
      15,000      Aquarion Co. ................................          525,000
      15,000      E'Town Corp. ................................          710,625
                                                                    ------------
                                                                       1,235,625
                                                                    ------------

WIRELESS TELECOMMUNICATIONS--0.18%
      36,000      Davel Communications, Inc.* .................          162,000
                                                                    ------------
                  Total Common Stocks (cost--$86,059,889) .....       87,987,837
                                                                    ------------
 NUMBER OF
  WARRANTS                                                              VALUE
  --------                                                            --------


WARRANTS--0.02%

AGRICULTURE, FOOD & BEVERAGE--0.02%
     350,000      Creative Bakeries, Inc.*,
                  strike price of $3.00
                  expiring December 31, 2000 (2)
                  (cost--$171,500) ............................     $     17,500
                                                                    ------------



  PRINCIPAL
   AMOUNT
    (000)                                                          MATURITY DATE          INTEREST RATE           VALUE
  --------                                                         ------------           -------------          -------

REPURCHASE AGREEMENT--0.80%
   $  715   Repurchase Agreement dated 07/30/99 with
            State Street Bank & Trust Company, collateralized
            by $694,163 U.S. Treasury Notes, 7.000% due
            07/15/06 (value-$729,739); proceeds:
            $715,253 (cost-$715,000) ............................     08/02/99                4.250%               715,000
                                                                                                               -----------

Total Investments (cost--$86,946,389)--99.69% ............................................................      88,720,337
Other assets in excess of liabilities--0.31% .............................................................         277,522
                                                                                                               -----------
Net Assets--100.00% ......................................................................................     $88,997,859
                                                                                                               ===========

----------

*    Non-Income producing security.

(1)  Security, or a portion thereof, was on loan at July 31, 1999.

(2) Illiquid security that is fair valued by a management committee under the direction of the board of trustees, represents 0.02% of net assets.


                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND


STATEMENT OF ASSETS AND LIABILITIES                                                                                    JULY 31, 1999

ASSETS
Investments, at value (cost--$86,946,389) .....................................................................        $ 88,720,337
Investments of cash collateral for securities loaned, at value (cost--$4,998,700) .............................           4,998,700
Cash ..........................................................................................................               4,621
Receivable for investments sold ...............................................................................             859,004
Dividends and interest receivable .............................................................................              30,413
Receivable for shares of beneficial interest sold .............................................................              13,099
Other assets ..................................................................................................              20,316
                                                                                                                       ------------
Total assets ..................................................................................................          94,646,490
                                                                                                                       ------------

LIABILITIES
Cash collateral for securities loaned .........................................................................           4,998,700
Payable for shares of beneficial interest repurchased .........................................................             276,747
Payable to affiliates .........................................................................................             122,133
Payable for investments purchased .............................................................................              18,900
Accrued expenses and other liabilities ........................................................................             232,151
                                                                                                                       ------------
Total liabilities .............................................................................................           5,648,631
                                                                                                                       ------------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited amount authorized) ......................          96,954,862
Accumulated net realized losses from investments ..............................................................          (9,730,951)
Net unrealized appreciation of investments ....................................................................           1,773,948
                                                                                                                       ------------
Net assets ....................................................................................................        $ 88,997,859
                                                                                                                       ============

CLASS A:
Net assets ....................................................................................................        $ 46,680,217
                                                                                                                       ------------
Shares outstanding ............................................................................................           4,254,287
                                                                                                                       ------------
Net asset value and redemption value per share ................................................................        $      10.97
                                                                                                                       ============
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price) ...............        $      11.49
                                                                                                                       ============

CLASS B:
Net assets ....................................................................................................        $ 18,361,224
                                                                                                                       ------------
Shares outstanding ............................................................................................           1,771,865
                                                                                                                       ------------
Net asset value and offering price per share ..................................................................        $      10.36
                                                                                                                       ============

CLASS C:
Net assets ....................................................................................................        $ 18,912,878
                                                                                                                       ------------
Shares outstanding ............................................................................................           1,826,407
                                                                                                                       ------------
Net asset value and offering price per share ..................................................................        $      10.36
                                                                                                                       ============

CLASS Y:
Net assets ....................................................................................................        $  5,043,540
                                                                                                                       ------------
Shares outstanding ............................................................................................             455,721
                                                                                                                       ------------
Net asset value, offering price and redemption value per share ................................................              $11.07
                                                                                                                             ======


                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND

STATEMENT OF OPERATIONS


                                                                                                                          FOR THE
                                                                                                                        YEAR ENDED
                                                                                                                       JULY 31, 1999
                                                                                                                       ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $36,546) ................................................               $    717,653
Interest ...............................................................................................                    120,678
                                                                                                                       ------------
                                                                                                                            838,331
                                                                                                                       ------------

EXPENSES:
Investment advisory and administration fees ............................................................                  1,035,125
Service fees--Class A ..................................................................................                    106,092
Service and distribution fees--Class B .................................................................                    319,616
Service and distribution fees--Class C .................................................................                    230,517
Transfer agency and service fees .......................................................................                    131,498
Custody and accounting .................................................................................                     63,893
Legal and audit ........................................................................................                     63,686
Reports and notices to shareholders ....................................................................                     63,355
Federal and state registration fees ....................................................................                     45,008
Trustees' fees and expenses ............................................................................                     13,500
Other expenses .........................................................................................                     10,459
                                                                                                                       ------------
                                                                                                                          2,082,749
Less: Fee waivers from adviser .........................................................................                     (1,035)
                                                                                                                       ------------
Net expenses ...........................................................................................                  2,081,714
                                                                                                                       ------------
Net investment loss ....................................................................................                 (1,243,383)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSSES FROM INVESTMENT TRANSACTIONS:
Net realized loss from investment transactions .........................................................                 (9,769,687)
Net change in unrealized appreciation/depreciation of investments ......................................                 (4,659,990)
                                                                                                                       ------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT TRANSACTIONS ..........................................                (14,429,677)
                                                                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................               $(15,673,060)
                                                                                                                       ============



                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                          FOR THE YEARS
                                                                                                          ENDED JULY 31,
                                                                                                ------------------------------------
                                                                                                     1999                 1998
                                                                                                --------------       ---------------

FROM OPERATIONS:
Net investment loss ......................................................................       $  (1,243,383)       $  (1,962,672)
Net realized gain/loss from investment transactions ......................................          (9,769,687)          17,477,609
Net change in unrealized appreciation/depreciation of investments ........................          (4,659,990)          (9,803,079)
                                                                                                 -------------        -------------
Net increase (decrease) in net assets resulting from operations ..........................         (15,673,060)           5,711,858
                                                                                                 -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain from investment transactions--Class A ..................................          (3,700,009)          (3,468,839)
Net realized gain from investment transactions--Class B ..................................          (4,415,748)          (4,427,192)
Net realized gain from investment transactions--Class C ..................................          (2,637,230)          (2,421,561)
Net realized gain from investment transactions--Class Y ..................................            (637,228)            (224,585)
                                                                                                 -------------        -------------
Total distributions to shareholders ......................................................         (11,390,215)         (10,542,177)
                                                                                                 -------------        -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .....................................................          25,989,556           93,251,454
Cost of shares repurchased ...............................................................         (62,296,548)         (52,192,558)
Proceeds from dividends reinvested .......................................................          10,797,893           10,046,028
                                                                                                 -------------        -------------
Net increase (decrease) in net assets from beneficial interest transactions ..............         (25,509,099)          51,104,924
                                                                                                 -------------        -------------
Net increase (decrease) in net assets ....................................................         (52,572,374)          46,274,605

NET ASSETS:
Beginning of year ........................................................................         141,570,233           95,295,628
                                                                                                 -------------        -------------
End of year ..............................................................................       $  88,997,859        $ 141,570,233
                                                                                                 =============        =============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Small Cap Fund (the "Fund") is a diversified series of PaineWebber Securities Trust ("Trust), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein.

     The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS



     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. At July 31, 1999, the Fund owed Mitchell Hutchins $77,276 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended July 31, 1999, Mitchell Hutchins waived $1,035.

     For the year ended July 31, 1999, the Fund paid $600 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At July 31, 1999, the Fund owed Mitchell Hutchins $42,727 in service and distribution fees.

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended July 31, 1999, it received $166,612 in sales charges.

NOTES TO FINANCIAL STATEMENTS



SERVICING AGREEMENT

     The Fund's board has approved a Servicing Agreement ("Servicing Agreement") with Mitchell Hutchins and the Mitchell Hutchins Portfolios (comprising, respectively, the Aggressive Portfolio, Moderate Portfolio and the Conservative Portfolio) (each a "Portfolio") pursuant to an exemptive order from the Securities and Exchange Commission that permits the Fund to reimburse each Portfolio for certain expenses to the extent the Fund realizes estimated savings from each Portfolio. The estimated savings to the Fund result from the elimination of separate shareholder accounts for each Portfolio's investors, who otherwise might invest directly in the Fund. For the year ended July 31, 1999, the Fund incurred $5,604 under the Servicing Agreement which is included in other expenses on the Statement of Operations. At July 31, 1999, the Fund owed the Portfolios $1,236 under the Servicing Agreement.

SECURITY LENDING

     The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will retain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended July 31, 1999, the Fund earned $70,542 for lending its securities and PaineWebber earned $23,627 as the Fund's lending agent. At July 31, 1999, the Fund owed PaineWebber $894 in security lending fees.

     At July 31, 1999, the Fund's custodian held cash having an aggregate value of $4,998,700 as collateral for portfolio securities loaned having a market value of $4,806,081 which was invested in the following money market funds:

       NUMBER OF
        SHARES                                                          VALUE
      ----------                                                      ----------
     1,443,475    Liquid Assets Portfolio ......................      $1,443,475
       492,550    Janus Money Market Fund ......................         492,550
     3,062,675    Mitchell Hutchins Private
                    Money Market Fund LLC ......................      3,062,675
                                                                      ----------
                  Total investments of cash collateral for
                    securities loaned (cost -- $4,998,700) .....      $4,998,700
                                                                      ==========
BANK LINE OF CREDIT

     The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended July 31, 1999, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

     PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the year ended July 31, 1999, PaineWebber received approximately 55% of the total fees collected by PFPC, Inc.

NOTES TO FINANCIAL STATEMENTS



INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at July 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

     At July 31, 1999, the components of net unrealized appreciation of investments were as follows:

           Gross appreciation (investments having
              an excess of value over cost) ...................     $17,430,305
           Gross depreciation (investments having
              an excess of cost over value) ...................     (15,656,357)
                                                                    ------------
           Net unrealized appreciation of investments .........    $  1,773,948
                                                                   ============

     For the year ended July 31, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $63,717,161 and $102,019,372, respectively.

FEDERAL INCOME TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

     To reflect reclassifications arising from permanent "book/tax" differences for the year ended July 31, 1999, the Fund's accumulated net realized losses were increased by $2,348,719, accumulated net investment loss was reduced by $1,243,383 and beneficial interest was increased by $1,105,336. Permanent book/tax differences are primarily attributable to net operating losses.

     At July 31, 1999, Small Cap Fund had a net capital loss carryforward of $392,122 which will expire by July 31, 2007. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

     In accordance with U.S. Treasury regulations, the Fund has elected to defer $9,177,062 of net realized capital losses arising after October 31, 1998. Such losses are treated for tax purposes as arising on August 1, 1999.

SHARES OF BENEFICIAL INTEREST

     There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                              CLASS A                                       CLASS B
YEAR ENDED                                        ----------------------------------            ------------------------------------
JULY 31, 1999:                                       SHARES                 AMOUNT                 SHARES                 AMOUNT
                                                  ------------           ------------           ------------           ------------
Shares sold ............................               464,017           $  4,930,773                444,517           $  4,538,969
Shares repurchased .....................            (1,944,337)           (20,168,102)            (1,440,167)           (14,391,448)
Shares converted from
  Class B to Class A ...................             1,825,991             19,603,262             (1,924,449)           (19,603,262)
Dividends reinvested ...................               342,408              3,557,623                416,167              4,107,567
                                                  ------------           ------------           ------------           ------------
Net increase (decrease) ................               688,079           $  7,923,556             (2,503,932)          $(25,348,174)
                                                  ============           ============           ============           ============


                                                              CLASS C                                       CLASS Y
                                                  ----------------------------------            ------------------------------------
                                                     SHARES                 AMOUNT                 SHARES                 AMOUNT
                                                  ------------           ------------           ------------           ------------
Shares sold ............................             1,209,782           $ 12,273,496                404,894           $  4,246,318
Shares repurchased .....................            (2,158,699)           (21,775,911)              (543,473)            (5,961,087)
Shares converted from
  Class B to Class A ...................                  --                     --                     --                     --
Dividends reinvested ...................               254,305              2,504,908                 60,019                627,795
                                                  ------------           ------------           ------------           ------------
Net increase (decrease) ................              (694,612)          $ (6,997,507)               (78,560)          $ (1,086,974)
                                                  ============           ============           ============           ============



                                                              CLASS A                                       CLASS B
YEAR ENDED                                        ----------------------------------            ------------------------------------
JULY 31, 1998:                                       SHARES                 AMOUNT                 SHARES                 AMOUNT
                                                  ------------           ------------           ------------           ------------

Shares sold ............................             1,362,532           $ 19,796,327              1,742,368           $ 24,487,702
Shares repurchased .....................              (723,529)           (10,351,967)              (716,153)            (9,862,362)
Shares converted from
  Class B to Class A ...................               211,961              3,030,032               (220,238)            (3,030,032)
Dividends reinvested ...................               259,054              3,341,792                334,318              4,148,894
                                                  ------------           ------------           ------------           ------------
Net increase ...........................             1,110,018           $ 15,816,184              1,140,295           $ 15,744,202
                                                  ============           ============           ============           ============



                                                              CLASS C                                       CLASS Y
                                                  ----------------------------------            ------------------------------------
                                                     SHARES                 AMOUNT                 SHARES                 AMOUNT
                                                  ------------           ------------           ------------           ------------
Shares sold ............................             3,044,346           $ 42,744,818                428,236           $  6,222,607
Shares repurchased .....................            (2,161,063)           (30,292,135)              (116,604)            (1,686,094)
Shares converted from
  Class B to Class A ...................                  --                     --                     --                     --
Dividends reinvested ...................               188,344              2,335,453                 16,980                219,889
                                                  ------------           ------------           ------------           ------------
Net increase ...........................             1,071,627           $ 14,788,136                328,612           $  4,756,402
                                                  ============           ============           ============           ============


                      [This Page Intentionally Left Blank]

PAINEWEBBER SMALL CAP FUND



FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each year is presented below:


                                                                                        CLASS A
                                                      ----------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDED JULY 31,
                                                      ----------------------------------------------------------------------------
                                                       1999             1998             1997             1996#            1995
                                                      -------          -------          -------          -------         -------
Net asset value, beginning of year ............        $13.34           $13.42           $10.22           $11.30          $10.27
Net investment income (loss) ..................         (0.08)           (0.13)           (0.14)            0.00@           0.05
Net realized and unrealized gains
  (losses) from investments ...................         (1.18)            1.22             3.75             0.50@           1.50
                                                      -------          -------          -------          -------         -------
Net increase (decrease)
  from investment operations ..................         (1.26)            1.09             3.61             0.50            1.55
                                                      -------          -------          -------          -------         -------
Distributions from net realized
  gains from investments ......................         (1.11)           (1.17)           (0.41)           (1.58)          (0.52)
                                                      -------          -------          -------          -------         -------
Net asset value, end of year ..................        $10.97           $13.34           $13.42           $10.22          $11.30
                                                      =======          =======          =======          =======         =======
Total investment return(1) ....................         (8.95)%           8.45%           36.11%            4.69%          15.80%
                                                      =======          =======          =======          =======         =======
Ratios/Supplemental Data:
Net assets, end of year (000's) ...............       $46,680          $47,589          $32,968          $30,675         $20,494
Expenses to average net assets,
  net of waivers from adviser(2) ..............          1.59%            1.56%            2.00%            2.11%           1.98%
Net investment income (loss)
  to average net assets, net of
  waivers from adviser(2) .....................         (0.77)%          (0.99)%          (1.16)%           0.02%           0.41%
Portfolio turnover rate .......................            61%              45%              54%              84%             19%


18

                                                                                        CLASS B
                                                      ----------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDED JULY 31,
                                                      ----------------------------------------------------------------------------
                                                       1999             1998             1997             1996#            1995
                                                      -------          -------          -------          -------         -------
Net asset value, beginning of year ............        $12.78           $13.00            $9.98           $11.15          $10.22
                                                      -------          -------          -------          -------         -------
Net investment income (loss) ..................         (0.29)           (0.22)           (0.23)           (0.09)@         (0.04)
Net realized and unrealized gains
  (losses) from investments ...................         (1.02)            1.17             3.66             0.50@           1.49
                                                      -------          -------          -------          -------         -------
Net increase (decrease)
  from investment operations ..................         (1.31)            0.95             3.43             0.41            1.45
                                                      -------          -------          -------          -------         -------
Distributions from net realized
  gains from investments ......................         (1.11)           (1.17)           (0.41)           (1.58)          (0.52)
                                                      -------          -------          -------          -------         -------
Net asset value, end of year ..................        $10.36           $12.78           $13.00            $9.98          $11.15
                                                      =======          =======          =======          =======         =======
Total investment return(1) ....................         (9.79)%           7.60%           35.16%            3.90%          14.86%
                                                      =======          =======          =======          =======         =======
Ratios/Supplemental Data:
Net assets, end of year (000's) ...............       $18,361          $54,639          $40,749          $36,612         $46,142
Expenses to average net assets,
  net of waivers from adviser(2) ..............          2.43%            2.33%            2.75%            2.90%           2.74%
Net investment income (loss)
  to average net assets, net of
  waivers from adviser(2) .....................         (1.62)%          (1.75)%          (1.91)%          (0.78)%         (0.35)%
Portfolio turnover rate .......................            61%              45%              54%              84%             19%




                                                                                        CLASS C
                                                      ----------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDED JULY 31,
                                                      ----------------------------------------------------------------------------
                                                       1999             1998             1997             1996#            1995
                                                      -------          -------          -------          -------         -------
Net asset value, beginning of year ............        $12.76           $12.98            $9.97           $11.14          $10.22
                                                      -------          -------          -------          -------         -------
Net investment income (loss) ..................         (0.20)           (0.21)           (0.24)           (0.08)@         (0.05)
Net realized and unrealized gains
  (losses) from investments ...................         (1.09)            1.16             3.66             0.49@           1.49
                                                      -------          -------          -------          -------         -------
Net increase (decrease)
  from investment operations ..................         (1.29)            0.95             3.42             0.41            1.44
                                                      -------          -------          -------          -------         -------
Distributions from net realized
  gains from investments ......................         (1.11)           (1.17)           (0.41)           (1.58)          (0.52)
                                                      -------          -------          -------          -------         -------
Net asset value, end of year ..................        $10.36           $12.76           $12.98            $9.97          $11.14
                                                      =======          =======          =======          =======         =======
Total investment return(1) ....................         (9.63)%           7.61%           35.09%            3.90%          14.76%
                                                      =======          =======          =======          =======         =======
Ratios/Supplemental Data:
Net assets, end of year (000's) ...............       $18,913          $32,174          $18,812          $18,606         $13,263
Expenses to average net assets,
  net of waivers from adviser(2) ..............          2.39%            2.32%            2.77%            2.91%           2.73%
Net investment income (loss)
  to average net assets, net of
  waivers from adviser(2) .....................         (1.59)%          (1.75)%          (1.93)%          (0.77)%         (0.34)%
Portfolio turnover rate .......................            61%              45%              54%              84%             19%



----------
  # Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.

  @  Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.


(2) During the year ended July 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER SMALL CAP FUND



FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                                    CLASS Y
                                                                  -----------------------------------------------------------------
                                                                      FOR THE YEARS ENDED JULY 31,                      FOR THE
                                                                  ---------------------------------------------       PERIOD ENDED
                                                                    1999              1998               1997        JULY 31, 1996+
                                                                  ---------         ---------         ---------      --------------
Net asset value, beginning of period ......................       $   13.42         $   13.46         $   10.21         $   10.23
                                                                  ---------         ---------         ---------         ---------
Net investment income (loss) ..............................           (0.07)            (0.07)            (0.11)             0.00@
Net realized and unrealized gains
  (losses) from investments ...............................           (1.17)             1.20              3.77             (0.02)@
                                                                  ---------         ---------         ---------         ---------
Net increase (decrease) from
  investment operations ...................................           (1.24)             1.13              3.66             (0.02)
                                                                  ---------         ---------         ---------         ---------
Distributions from net realized
  gains from investments ..................................           (1.11)            (1.17)            (0.41)            --
                                                                  ---------         ---------         ---------         ---------
Net asset value, end of period ............................       $   11.07         $   13.42         $   13.46         $   10.21
                                                                  =========         =========         =========         =========
Total investment return(1) ................................           (8.73)%            8.74%            36.65%            (0.20)%
                                                                  =========         =========         =========         =========
Ratios/Supplemental Data:
Net assets, end of period (000's) .........................       $   5,044         $   7,169         $   2,768         $   2,801
Expenses to average net assets,
  net of waivers from adviser(2) ..........................            1.31%             1.39%             1.72%             1.72%*
Net investment income (loss) to average
  net assets, net of waivers from adviser(2) ..............           (0.50)%           (0.83)%           (0.88)%            0.07%*
Portfolio turnover rate ...................................              61%               45%               54%               84%


----------

*    Annualized.

+    For the period July 26, 1996 (commencement of offering shares) to July 31,
     1996.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized

(2) During the year ended July 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER SMALL CAP FUND



REPORT OF PRICEWATERHOUSECOOPERS LLP
INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of
PaineWebber Small Cap Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Small Cap Fund (the "Fund") at July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

September 13, 1999

PAINEWEBBER SMALL CAP FUND



TAX INFORMATION (unaudited)


     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (July 31, 1999), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the distributions for Class A, Class B, Class C and Class Y shares made during the fiscal year were derived from short-term (taxable as ordinary income) and long-term capital gains in the amount of $0.1092 per share and $1.0049 per share, respectively. Additionally, 40.66% of the distributions paid qualifies for the dividend received deduction available to corporate shareholders.

     Dividends received by tax-exempt recipients need not be reported as taxable income. Some retirement trusts (e.g., corporate Keogh and 403(b)(7) plans) may need this information for their annual reporting.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, is made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PAINEWEBBER SMALL CAP FUND



PAINEWEBBER SMALL CAP FUND



TRUSTEES
E. Garrett Bewkes, Jr.          Meyer Feldberg
CHAIRMAN                        George W. Gowen

Margo N. Alexander              Frederic V. Malek
Richard Q. Armstrong            Carl W. Schafer
Richard R. Burt                 Brian M. Storms
Mary C. Farrell

OFFICERS

Margo N. Alexander              Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld           Mark A. Tincher
VICE PRESIDENT                  VICE PRESIDENT

Dianne E. O'Donnell             Donald R. Jones
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019







THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDING FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

----------
PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
|_| High Income Fund
|_| Investment Grade Income Fund
|_| Low Duration U.S. Government Income Fund
|_| Strategic Income Fund
|_| U.S. Government Income Fund

TAX-FREE BOND FUNDS
|_| California Tax-Free Income Fund
|_| Municipal High Income Fund
|_| National Tax-Free Income Fund
|_| New York Tax-Free Income Fund

STOCK FUNDS
|_| Financial Services Growth Fund
|_| Growth Fund
|_| Growth and Income Fund
|_| Mid Cap Fund
|_| Small Cap Fund
|_| S&P 500 Index Fund
|_| Tax-Managed Equity Fund
|_| Utility Income Fund

ASSET ALLOCATION FUNDS
|_| Balanced Fund
|_| Tactical Allocation Fund

GLOBAL FUNDS
|_| Asia Pacific Growth Fund
|_| Emerging Markets Equity Fund
|_| Global Equity Fund
|_| Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
|_| Aggressive Portfolio
|_| Moderate Portfolio
|_| Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                   PaineWebber
                        (C)1999 PaineWebber Incorporated
                                   Member SIPC


PaineWebber

SMALL
CAP
FUND

ANNUAL REPORT
JULY 31, 1999